FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2017
FINANCIAL EXPENSE (INCOME), NET [Abstract]
FINANCIAL INCOME, NET
NOTE 7:	FINANCIAL INCOME, NET

	Six months ended, June 30,
	2017	2016
	Unaudited
Financial income:
Revaluation of Debentures and warrants related to share purchase agreement	$1,737	$-
Foreign currency adjustments gains, net	15	-

Total financial income	1,752	-

Financial expenses:
Foreign currency adjustments losses, net	-	9
Bank commissions	38	15
Issuance expenses of Debentures and Warrants classified as liabilities	90	-

Total financial expenses	128	24

Total financial expense (income), net	$(1,624)	$24